PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5.   PROPERTY AND EQUIPMENT

The Company’s property and equipment include the following:

	December 31, 2013	December 31, 2012

Fixed Assets	$2,158	$2,158
Accumulated Depreciation	(1,079)	(647)
Fixed Assets, net	$1,079	$1,511

Depreciation expense amounted to $432 and $431 for the years ended December 31, 2013 and 2012, respectively. Depreciation expense for the period from July 24, 2007 (inception) to December 31, 2013 was $1,079.